Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0001590750
Registrant Name	Viridian Therapeutics, Inc.\DE
Registration File Number	333-290056
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES